Series 2 Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended
	Aug. 14, 2017	Jun. 30, 2017	Sep. 30, 2017	Jun. 29, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 25, 2015
Preferred shares coverted to common shares			1,850
Preferred stock, par value			$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized			5,000,000		5,000,000	5,000,000
Aggregate stated value of Series 2 Preferred Stock
Common stock, par value			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred shares coverted to common shares			1,850
Series 2 Preferred Stock [Member]
Preferred shares coverted to common shares			4,060
Preferred stock, par value				$ 0.001
Preferred stock, shares authorized				4,669
Aggregate stated value of Series 2 Preferred Stock				$ 1,000
Common stock, par value				$ 0.001
Series 2 Preferred Stock conversion value				$ 1.05
Conversion of stock, description

The Company completed the previously announced registered underwritten public offering and sold 4,060 Class B Units with each Class B Unit consisting of one share of Series 2 Preferred and one warrant to purchase the number of shares of common stock equal to the number of shares of common stock underlying the Series 2 Preferred.

Exchange Agreement Description
The Company granted Hillair the right to exchange 1,850 of the Company’ s Series 2 Convertible Preferred Stock (the “Preferred Shares”) for up to an aggregate of 5,606,061 shares (the “Exchange Shares”) of the Company’ s common stock. Pursuant to the Exchange Agreement, for so long as the Preferred Shares remain outstanding, each outstanding Preferred Share may be exchanged for the number of Exchange Shares equal to the quotient obtained by dividing $1,000 by $0.33. The exchange of the Preferred Shares will not be effected if, after giving effect to the exchange Hillair, together with its affiliates, would beneficially own in excess of 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of the Exchange Shares. Upon not less than 61 days’ prior notice to the Company, Hillair may increase or decrease the ownership limitation, provided that the ownership limitation in no event exceeds 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the issuance of the Exchange Shares.

Preferred shares to be exchanged under exchange agreement	5,606,061
Preferred shares coverted to common shares			4,060
Common shares issued from converted preferred shares			7,710,825